Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select IT Services Portfolio	Apr. 29, 2023
Select IT Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(28.83%)
Past 5 years	7.28%
Past 10 years	13.96%
Select IT Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(30.68%)
Past 5 years	5.32%
Past 10 years	12.39%
Select IT Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.32%)
Past 5 years	6.01%
Past 10 years	11.67%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1517
Average Annual Return:
Past 1 year	(24.62%)
Past 5 years	7.42%
Past 10 years	12.20%